Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future annual minimum rental payments due (inclusive of the commitments of Cetera, which was acquired on April 29, 2014) are as follows (in thousands):

12 months ended March 31,
2015	$4,297
2016	4,295
2017	4,185
2018	3,908
2019	2,815
Thereafter	6,691
Total	$26,191
Future annual minimum rental payments due are as follows (in thousands):

Year Ended December 31,	Amount
2014	$296
2015	196
2016	100
$592